RESTRICTED CASH - Disclosure of Detailed Information About Restricted Cash (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		$ 125,573	$ 125,193
Nevada Division of Environmental Protection bond [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		18,408	17,702
Chartis Commutation Account [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash		0	28,365
SAT Primero tax dispute [Member]
Disclosure Of Restricted Cash [Line Items]
Non-Current Restricted Cash	$ 1,810	$ 107,165	$ 79,126